UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  8/31

Date of reporting period: 5/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2010 (Unaudited)

DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.8%
New York 79.1%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.27% **, 7/1/2038, TD Bank NA (a)	700,000	700,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	1,000,000	980,940
Series A, 5.75%, 11/15/2022	1,000,000	1,051,940
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, Prerefunded, 8.25%, 11/15/2030	2,000,000	2,087,840
Buffalo, NY, Core City General Obligation, Series A, 5.375%, 2/1/2016 (b)	1,020,000	1,049,917
Buffalo, NY, Other General Obligation, School Improvement, Series D, 5.5%, 12/15/2015 (b)	1,000,000	1,046,480
Erie County, NY, County General Obligation, Public Improvement, 6.125%, 1/15/2012 (b)	590,000	635,253
Erie County, NY, Public Improvements, Series A, 5.0%, 12/1/2017 (b)	2,615,000	2,809,556
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021 (b)	4,500,000	4,986,135
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	5,054,350
5.5%, 10/1/2037	2,500,000	2,619,100
Long Island, NY, Electric System Revenue, Power Authority:
Zero Coupon, 6/1/2012 (b)	10,000,000	9,790,500
Series D, 5.0%, 9/1/2023 (b)	5,000,000	5,336,000
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,111,060
Series A, 5.5%, 11/15/2039	5,000,000	5,399,750
Metropolitan Transportation Authority, NY, Revenue, Series A, 5.0%, 11/15/2022 (b)	1,575,000	1,698,291
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013 (b)	1,050,000	1,174,845
6.0%, 3/1/2014 (b)	1,040,000	1,189,937
6.0%, 3/1/2015 (b)	1,250,000	1,449,687
6.0%, 3/1/2017 (b)	1,410,000	1,654,423
6.0%, 3/1/2018 (b)	1,130,000	1,333,197
Nassau County, NY, Sewer & Storm Water Finance Authority System Revenue, Series B, 5.0%, 10/1/2023 (b)	500,000	522,865
New York, Higher Education Revenue, Dormitory Authority, Series B, 7.5%, 5/15/2011	295,000	313,960
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016 (b)	900,000	1,029,978
6.0%, 7/1/2021 (b)	850,000	1,012,580
New York, Higher Education Revenue, Dormitory Authority, Green Chimneys School, Series A, 5.5%, 7/1/2018 (b)	1,375,000	1,392,902
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027 (b)	3,000,000	3,584,130
New York, Higher Education Revenue, Dormitory Authority, Pace University:
6.5%, 7/1/2011 (b)	760,000	795,294
6.5%, 7/1/2012 (b)	500,000	540,985
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology:
5.5%, 1/1/2015	4,500,000	4,898,475
5.5%, 1/1/2017	4,890,000	5,628,732
New York, Hospital & Healthcare Revenue, Dormitory Authority, Mount Sinai School of Medicine, Series B, 5.7%, 7/1/2011 (b)	45,000	45,299
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023 (b)	3,000,000	3,435,240
New York, Housing Finance Agency, State University Construction, Series A, ETM, 8.0%, 5/1/2011	50,000	52,252
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016 (b)	1,185,000	1,367,668
Series C, 5.5%, 4/1/2017	4,000,000	4,748,520
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016 (b)	2,000,000	2,338,400
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026 (b)	5,000,000	5,398,950
Series A, 5.0%, 10/15/2029 (b)	5,000,000	5,381,050
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	2,500,000	2,291,500
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016 (b)	1,100,000	1,219,185
5.75%, 7/1/2018 (b)	2,250,000	2,621,745
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities, Series A, 5.5%, 1/1/2014 (b)	415,000	440,581
New York, State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018 (b)	3,120,000	3,368,040
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023 (b)	2,995,000	3,105,605
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017 (b)	2,325,000	2,697,883
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University, Series C, 5.0%, 7/1/2037	1,225,000	1,310,615
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, 5.25%, 7/1/2033	5,000,000	5,134,300
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2039	3,000,000	3,161,160
Series A, 5.25%, 7/1/2034	5,000,000	5,420,700
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System, Series A, 5.5%, 5/1/2037	1,500,000	1,547,955
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospital Center, Series B, 5.25%, 7/1/2024	960,000	997,354
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	3,010,830
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University, Series C, 5.0%, 7/1/2040	2,750,000	2,928,640
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031 (b)	2,000,000	2,109,820
New York, State Dormitory Authority Revenues, Non-State Supported Debt, St. John's University, Series A, 0.16% **, 7/1/2030, JPMorgan Chase Bank (a)	2,000,000	2,000,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Yeshiva University, 5.0%, 9/1/2038	1,500,000	1,560,795
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2034	3,900,000	4,154,787
Series A, 5.0%, 3/15/2038	1,250,000	1,328,513
New York, State Energy Research & Development Authority, Pollution Control Revenue, New York State Electric & Gas Corp., Series C, 0.22% **, 6/1/2029, Wells Fargo Bank NA (a)	2,900,000	2,900,000
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018 (b)	2,000,000	2,239,400
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016 (b)	75,000	88,340
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	2,260,000	2,489,661
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,561,180
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing:
Series A, 5.0%, 9/15/2030 (b)	4,000,000	4,187,040
Series A, 5.0%, 3/15/2039	5,150,000	5,473,471
New York, State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2021 (b)	10,000,000	10,924,200
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,392,240
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series B, 5.0%, 3/15/2023	45,000	49,495
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,000,000	5,463,100
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	9,170,956
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-2, 5.25%, 11/15/2034	4,500,000	4,866,885
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,061,460
New York, Water & Sewer Revenue, Environmental Facilities Corp., Riverbank State Park, 6.25%, 4/1/2012 (b)	1,960,000	2,053,316
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	90,000	90,446
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027 (b)	10,000,000	10,203,600
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021 (b)	5,930,000	6,256,387
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025 (b)	2,100,000	2,202,711
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,018,380
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	1,530,000	1,564,991
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	1,967,280
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,082,050
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series A, 5.75%, 6/15/2040	4,000,000	4,545,280
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,049,980
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A, 5.0%, 5/1/2038	4,000,000	4,236,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1-1B, 0.26% **, 11/1/2022	280,000	280,000
New York, NY, General Obligation:
Series A-5, 0.28% **, 8/1/2031, Bank of Nova Scotia (a)	685,000	685,000
Series B, 5.0%, 8/1/2026	3,085,000	3,334,576
Series H, 5.125%, 8/1/2018 (b)	115,000	115,902
Series I-1, 5.625%, 4/1/2029	3,000,000	3,355,140
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project, 5.8%, 8/1/2016	875,000	876,610
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	4,062,000
Niagara County, NY, General Obligation, 7.1%, 2/15/2011 (b)	500,000	523,550
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Series D, 5.55%, 11/15/2024	3,760,000	3,804,180
Niagara Falls, NY, Other General Obligation, Water Treatment Plant, AMT, 7.25%, 11/1/2011 (b)	215,000	235,161
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015 (b)	9,210,000	9,809,755
North Babylon, NY, School District General Obligation, Unified Free School District, 5.25%, 1/15/2016 (b)	1,605,000	1,650,807
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013 (b)	500,000	559,880
5.5%, 4/1/2014 (b)	1,000,000	1,143,720
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	1,685,000	1,503,509
5.7%, 1/1/2028	3,250,000	2,604,842
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,091,040

		282,830,010
Puerto Rico 14.6%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	3,000,000	3,152,670
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,578,221
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue:
Series K, 5.0%, 7/1/2017	2,000,000	2,088,520
Series AA, 5.5%, 7/1/2016 (b)	2,410,000	2,645,264
Commonwealth of Puerto Rico, Public Improvement:
Series A, 5.5%, 7/1/2019 (b)	6,040,000	6,554,366
Series A, 5.5%, 7/1/2020 (b)	6,750,000	7,326,585
Puerto Rico, Electric Power Authority Revenue:
Series UU, 0.715% *, 7/1/2029 (b)	10,000,000	7,275,000
6.0%, 7/1/2012 (b)	4,020,000	4,413,920
Puerto Rico, Municipal Finance Agency, Series A, 5.25%, 8/1/2024	2,500,000	2,560,025
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority, Series Z, 6.0%, 7/1/2018 (b)	2,750,000	3,164,838
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	5,000,000	4,071,600
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	3,090,000	1,934,495
Puerto Rico, State General Obligation, Public Improvements, 5.5%, 7/1/2013 (b)	5,000,000	5,444,450

		52,209,954
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	500,000	500,335

Total Municipal Bonds and Notes (Cost $313,464,870)		335,540,299
Municipal Inverse Floating Rate Notes (c) 12.4%
New York
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2019 (b) (d)	10,000,000	11,177,150
Trust: New York, State Thruway Authority, Highway & Bridge Trust Fund, Series 1071-1, 144A, 9.13%, 4/1/2019, Leverage Factor at purchase date: 2 to 1
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (d)	9,900,000	10,888,961
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 17.45%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (d)	10,000,000	11,177,400
Trust: New York City, NY, Series 3384, 144A, 19.33%, 6/15/2040, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (d)	10,000,000	11,007,450
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 3283, 144A, 17.435%, 11/1/2023, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $46,721,966)		44,250,961

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $360,186,836) †	106.2	379,791,260
Other Assets and Liabilities, Net	(6.2)	(22,247,010)

Net Assets	100.0	357,544,250

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $359,722,536.  At May 31, 2010, net unrealized appreciation for all securities based on tax cost was $20,068,724.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,669,869 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,601,145.

*
These securities are shown at their current rate as of May 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2010.

(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	10.2
Assured Guaranty Corp.	0.6
Assured Guaranty Municipal Corp.	10.6
Financial Guaranty Insurance Co.	10.5
National Public Finance Guarantee Corp.	14.6

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(d) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At May 31, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

3/12/2010 3/12/2025	6,200,000	1	Fixed — 3.547%	Floating — LIBOR	102,880	—	102,880

Counterparty:
1	JPMorgan Chase Securities, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(e)	$—	$379,791,260	$—	$379,791,260
Derivatives(f)	—	102,880	—	102,880
Total	$—	$379,894,140	$—	$379,894,140

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ 102,880

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2010